NOTE 21. Schedule of Account Payable, related parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable, Related Parties	$ 2,228	$ 0
Ruituo
Accounts Payable, Related Parties	$ 2,228	$ 0